Equity (Schedule of Stock Option Activity) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Number of Options
Options outstanding as of January 1, 2019	2,551,743
Exercised	(242,317)	(87,158)
Forfeited	(218,568)
Options outstanding as of September 30, 2019	2,090,858
Options exercisable as of September 30, 2019	1,600,304
Weighted Average Exercise Price
Options outstanding as of January 1, 2019	$ 30.82
Exercised	21.34
Forfeited	27.40
Options outstanding as of September 30, 2019	32.28
Options exercisable as of September 30, 2019	$ 35.90